RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Chief Financial Officers [Member]
Statement [Line Items]
Amounts paid contract for services	$ 535,000	$ 480,000	$ 442,500
Corporate Legal Counsel [Member]
Statement [Line Items]
Amounts paid contract for services	324,767	289,992	223,372
Independent Directors [Member]
Statement [Line Items]
Total honorariums	$ 26,000	$ 0	$ 13,500